Bank Debt (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Components of bank debt
Bank debt	$ 441,794	$ 469,573
Less: Current portion of bank debt	(318,050)	(261,742)
Long-term portion of bank debt	123,744	207,831
Installment Notes [Member]
Components of bank debt
Bank debt	17,064	23,463
Line of Credit [Member]
Components of bank debt
Bank debt	$ 424,730	$ 446,110